GENERAL INFORMATION (Details)	Dec. 31, 2019 Employees Center Facility site
Disclosure of general information [abstract]
Number of production facilities | Facility	28
Number of administrative and commercial sites | site	3
Number of R&D centers | Center	3
Number of employees | Employees	13,200